Sensitivity analysis to key market risks (Tables)	6 Months Ended
Jun. 30, 2021
Sensitivity analysis to key market risks
Schedule of estimated sensitivity to risk

Net effect on shareholders' equity from continuing insurance operations	2021 $m	2020 $m
	30 Jun	31 Dec
Shareholders’ equity from continuing insurance operations	13,287	12,861
Sensitivity to key market risks*:
Interest rates and consequential effects – 1% increase	(533)	(318)
Interest rates and consequential effects – 0.5% decrease	(381)	(1,274)
Equity/property market values – 10% rise	387	410
Equity/property market values – 20% fall	(803)	(848)
*

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the continuing insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. In the context of the Group, the results of the Africa insurance operations are not materially impacted by interest rate or equity rate changes.